UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/10 - 04/30/11

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Semi-Annual Report
April 30, 2011


Management's Discussion of Fund Performance

June 27, 2011

Dear Fellow Shareholders:

We are very proud to present the April 2011 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

This report includes the time period ending December 2010. We've had a very exciting calendar year 2010, with both Bullfinch funds once again ranked highly against their national peers, according to the Wall Street Journal/Lipper. For the year ending 2010, the Unrestricted Series was up 17.63% and the Greater Western New York Series gained 23.17%. This compares to the S&P 500 which was up only 12.78%.

While past performance can never guarantee future results, our continuing success appears to have come from sticking to our discipline. In the Unrestricted Series, the biggest performing stocks were Frontier Oil, Fastenal, General Electric and Hansen Natural. In all roughly two-thirds of the stocks in the portfolio rose more than double digits, including two new stocks - NVIDIA and Tessera, which were bought as a result of the post-Japanese tsunami downturn. On the other hand, laggards included Cisco and Microsoft, the only stocks that lost value during this period.

The biggest winners in the Greater Western New York Series were Computer Task Group, VirtualScopics, IEC Electronics, Graham, Genesee & Wyoming and Fastenal - all returned in excess of 30% for the period. As with the Unrestricted Series, about two-thirds of the stocks in the portfolio gained more than 10% for the period. Not all stocks gained, as Eastman Kodak, Ultralife, Southwest Airlines, Xerox, Servotronics, and Monro Muffler Brake all lost value during the period.

Looking forward, the market has been mixed between the end of this report date and the writing of this letter. It seems as though the markets don't have a "big picture" vision in terms of direction. There are a lot of little pictures that look to be swaying the market back and forth. It's as though the market is sitting on a cusp, waiting for the next big thing to hit.

Ironically, this represents an opportune time for stock pickers like us. Without any clear direction, the market tends to provide opportunities to buy (and sell) during short-term overreactions. We've found the seesawing markets have come close to having us pull the trigger on buying and selling, but haven't quite reached either way. One thing is clear, if you have confidence America will eventually pull itself out of its doldrums, then you might be pleasantly surprised with your investment results.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/00 to 4/30/11. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2001          $11,625                         $9,804
6/30/2002          $10,521                         $7,953
6/30/2003          $11,210                         $7,252
6/30/2004          $13,155                         $9,239
6/30/2005          $13,522                         $9,686
6/30/2006          $13,697                        $10,373
6/30/2007          $16,238                        $12,102
6/30/2008          $14,533                         $9,121
10/31/2008         $11,994                         $6,294
10/31/2009         $12,682                         $6,893
10/31/2009         $14,943                         $8,346
4/30/2011          $17,858                         $9,849

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2010    Unrestricted Series              Geometric Index

One-Year           +12.88%                       +14.95%
Five-Year          + 3.72%                       - 2.25%
Ten-Year           + 4.65%                       + 0.85%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2001          $10,316                         $9,804
6/30/2002          $ 9,396                         $7,953
6/30/2003          $ 9,990                         $7,252
6/30/2004          $12,457                         $9,239
6/30/2005          $13,129                         $9,686
6/30/2006          $14,517                        $10,373
6/30/2007          $16,336                        $12,102
6/30/2008          $14,673                         $9,121
10/31/2008         $12,525                         $6,294
10/31/2009         $12,093                         $6,893
10/31/2009         $15,240                         $8,346
4/30/2011          $18,526                         $9,849

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2010    Greater Western New York Series  Geometric Index

One-Year           +16.31%                       +14.95%
Five-Year          + 3.73%                       - 2.25%
Ten-Year           + 5.97%                       + 0.85%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2011
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,311,653                    $ 4,662,099

Cash                                                      90,781

Accrued Interest and Dividends                             5,514

Prepaid Expenses                                           1,503
                                                    ------------
Total Assets                                        $  4,759,897
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses				                  $      9,913

Due to Shareholder Transaction                            31,834


NET ASSETS

Net Assets (Equivalent to $15.25 per share
   based on 309,458.370 shares of stock outstanding)   4,718,150
                                                    ------------

Total Liabilities and Net Assets                     $ 4,759,897
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      309,458.370 Shares Outstanding                $  3,944,842

Accumulated Net Investment Loss                         (577,138)
                                                    ------------

Net Unrealized Depreciation on Investments             1,350,446
                                                    ============

Net Assets at April 30, 2011                        $  4,718,150





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2011
(UNAUDITED)

                                 Historical
Common Stocks - 100%    Shares         Cost       Value

Computers - Software - 14.16%
  Adobe Systems Inc.	  4,800   $  125,063  $  161,040
  Microsoft  Corp.	  6,200    	  151,626     160,704
  Oracle1                5,500	   56,122     197,780
  Synopsis, Inc.      	  5,600	  115,460     153,384
                                  ---------   ---------
                                    448,271     672,908

Semiconductors - 8.45%
  Intel Corp.	  8,000	143,610   185,200
  NVIDIA Corp.	  5,300	  95,564   106,000
  Tessera Technologies       5,600         96,089  110,656
                                  ---------   ---------
			335,263   401,856
Pharmaceuticals - 7.02%
  Furiex Pharmaceuticals        458            4,538       6,792
  Mylan Inc.	 6,300	  87,179   156,996
  Pharmaceutical Product Devel, Inc.  5,500	125,077	169,675
                                  ---------   ---------
			216,794	333,463
Medical Products and Supplies - 6.81%
  Johnson & Johnson             2,400	136,714   157,728
  Medtronic Inc.	     300	  10,839     12,525
  Stryker Corporation	  2,600	125,743	153,400
                                  ---------   ---------
			273,296	323,653
Electrical Equipment - 6.66%
  Corning Inc.	  9,700	108,148	203,118
  General Electric Co.	  5,550	116,002	113,497
                                  ---------   ---------
			224,150	316,615
Beverages - 5.43%
  Hansen Natural Corp.	3,900	125,589	257,985

Retail - General - 4.41%
  Fred's Inc. Class A	15,000	152,560  209,400

Oil & Related - 4.23%
  Frontier Oil Corp.	7,200	 86,164	201,168

Electronics Components - 4.15%
  TE Connectivity Ltd.	5,500	149,751  197,175

Insurance  - 3.57%
  Gallagher Arthur J & Co.	  5,700	138,298   169,746

Biotech - 3.53%
  Meridian Bioscience, Inc. 6,800	118,878  168,028

Banking & Finance - 3.48%
  FIserv, Inc.	2,700	112,511	165,537

Retail - Specialty - 3.39%
  Fastenal Co.	 2,400	  83,684  161,016

Food Processing - 3.19%
    Sensient Technologies	4,000	 80,550   151,560

Commercial Services - 3.17%
  Paychex, Inc.	 4,600	148,135  150,466

Building & Related - 2.96%
  Ameron International Corp.  2,000	127,814	140,680

Tobacco Products - 2.92%
  Universal Corp. VA	3,200	120,756	138,816

Utilities - Natural Resources - 2.79%
  Chesapeake Utilities Corp.    3,100         57,194   132,649

Aerospace - 2.41%
  AAR Corporation	4,400	 83,191	114,576

Industrial Services - 2.17%
  Expeditors Int'l Washington 1,900	 61,567	103,113

Computers - Networking - 2.10%
  Cisco Systems, Inc.	 5,700	 97,427    99,864

Computers - Hardware - 1.09%
  Dell Corporation 	3,350	 69,810     51,825

Total Investments in Securities     3,311,653    4,662,099



Schwab Money Market - 1.91%	                 90,781
                                  ---------   ---------

Total Invested Assets	 $3,311,653  $ 4,752,880
                                  =========   =========

(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2011
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $     114,576      2.41%
Banking & Finance				 $     165,537	    3.48%
Beverages					$     257,985	    5.43%
Biotech					$     168,028	    3.53%
Building & Related			$     140,680	    2.96%
Commercial Services			$     150,466	    3.17%
Computers - Hardware			$       51,825	    1.09%
Computers - Networking			$       99,864	    2.10%
Computers - Software			$     672,908	   14.16%
Electrical Equipment			$     316,615	    6.66%
Electronics Components			$     197,175	    4.15%
Food Processing				$     151,560	    3.19%
Industrial Services			$     103,113	    2.17%
Insurance					$     169,746	    3.57%
Medical Products & Supplies		$     323,653	    6.81%
Oil & Related				$     201,168	    4.23%
Pharmaceuticals				$     333,463	    7.02%
Retail - General				$     209,400	    4.41%
Retail - Specialty			$     161,016	    3.39%
Semiconductors				$     401,856	    8.45%
Tobacco Products				$     138,816	    2.92%
Utilities - Natural Resources	$     132,649	    2.79%
                                      -----------    -------
Total Equities				$  4,662,099	   98.09%

Cash & Equivalents			$      90,781	     1.91%

Total Invested Assets			$  4,752,880	 100.00%
                                      ===========    =======






The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2010
TO APRIL 30, 2011, FOR THE YEARS ENDED OCTOBER 31, 2010 and 1011 AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	                       4/2011       10/2010       10/2009        10/2008
INVESTMENT INCOME:
   Dividends               $ 46,989    	$   72,684     $  71,612    	$  28,411

EXPENSES:
 Management Fees	   24,094	     44,466	    42,876	    17,005
 Legal and Professional	6,477	     12,702	    12,521   	      6,164
 Director's Fees	  1,400	        0	      1,200   	         650
 D&O/E&O     	     4,459            8,9          8,684              2,873
 Fidelity Bond	          0	         963	       919                 919
 Taxes	        305	         450	         585	         300
 Telephone	        190	         154	           95	             0
 Registration Fees	        850	         891 	     2,751           118
 Custodian Fees	     6,721	      8,057	      2,677                 2,737
 Dues and Subscriptions	  1,737	   2,007	    2,034             216
                           --------      --------      --------     ---------
Total expense                46,233	     78,681	    74,342         30,982
                           --------      --------      --------     ---------
Net investment income (loss)  756     	    (5,997)	    (2,730)       (2,571)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions     30        42,440       (281,373)      0
Unrealized appreciation
     (depreciation) during
      the period	           625,133	652,380        517,501	 (859,412)
                           --------      --------      --------      --------
Net gain (loss) on
      investments	           625,163 	694,820        236,128	 (859,412)
                           --------      --------      --------      --------

INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS       $  625,919  $ 688,823    $  233,398      $(861,983)

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2010 TO APRIL 30, 2011, FOR THE YEARS ENDED OCTOBER 31, 2010 and 1011
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	                       4/2011       10/2010       10/2009        10/2008
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) $756 	$  (5,997)	$   (2,730)     $   (2,571)
 Net realized gain (loss) from
     security transactions     30 	    42,440        (281,373)	            0
 Net change in unrealized
     Appreciation (depreciation)
     of investments         625,133	 652,380 	  517,501         (859,412)
                           --------      --------      --------      --------
Increase (decrease) in
     net assets resulting
     from operations        625,919     688,823   	  233,398	 (861,983)

CAPITAL SHARE TRANSACTION:
 Sales	                125,463	  160,643	  139,406	  325,468
 Redemptions	         (389,968)	 (489,727)	 (650,802) 	  (92,678)
Total capital share transactions	 (264,505)	 (329,084)	 (511,396)	  232,790
                           --------      --------      --------      --------
Increase (Decrease) in net assets	  361,414	  359,739	(277,998)	(629,193)


NET ASSETS:
  Beginning of period	   4,356,736	3,996,997	4,274,995	4,904,188
  End of period	       $ 4,718,150   $4,356,736  $3,996,997  $4,274,995
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2011 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2010 the Series has capital loss carryforwards of $238,933 which expire in seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008, in the form of stock dividends equal to 779.456 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009.

NOTE C - INVESTMENTS

For the period November 1, 2010 to April 30, 2011, the Series purchased $191,653 of common stock. During the same period, the Series sold $0 of common stock.

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock

For the four months ended October 31, 2008, the Series purchased $509,741 of common stock. During the same period, the Series sold $0 of common stock.

At April 30, 2011, the gross unrealized appreciation for all securities totaled $1,370,936 and the gross unrealized depreciation for all securities totaled $20,490, or a net unrealized appreciation of $1,350,446. The aggregate cost of securities for federal income tax purposes at April 30, 2011 was $3,311,653.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479, or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066, or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $308,970 and the gross unrealized depreciation for all securities totaled $753,538, or a net unrealized depreciation of $444,568. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $3,674,180.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & Mulhern Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2010 to April 30, 2011, the fiscal years ended October 31, 2010 and 2009, and the four months ended October 31, 2008, the fund paid investment advisory fees of $24,094, $44,466, $42,876, and $17,005 respectively.

On April 30, 2011, the fund had $4,111 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at June 30, 2008                 378,856.325     $ 4,809,289

Shares sold during short period 2008      28,641.407         325,468
Shares Redeemed during short period 2008  (7,089.452)        (92,678)

Balance at October 31, 2008              400,408.280     $ 5,042,079

Shares sold during 2009                   13,278.412         139,406
Shares redeemed during 2009              (59,858.012)       (650,802)
Reinvestment of Distributions,
   December 30, 2008                         779.456           7,748

Balance at October 31, 2009              354,608.136     $ 4,538,431

Shares sold during 2010			 12,926.800       160,643
Shares redeemed during 2010             (39,476.642)     (489,727)

Balance at October 31, 2010      		328,058.294  $ 4,209,347


Shares sold during period		   8,856.892             125,463
Shares redeemed during period        (27,456.816)  	     (389,968)

Balance at April 30, 2011        	 	309,458.370 	 $ 3,944,

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2010 TO APRIL 30, 2011,
FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008,(UNAUDITED)


	                       4/2011       10/2010       10/2009       10/2008

NET ASSET VALUE,
  beginning of period       $13.28   	$11.27	$10.68	$12.94

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment
      income (loss)	   0.00	 (0.02)	 (0.01) 	  (0.01)
    Net gain (loss) on
     securities both
   realized and unrealized	   1.97  	  2.03	  0.58	  (2.25)
Total from investment operations	   1.97	  2.01	  0.57	  (2.26)

DISTRIBUTIONS
 Dividends                     0.00          0.00          0.02          0.00

NET ASSET VALUE,
   end of period            $ 15.25       13.28        $11.27        $10.68


NET ASSETS,
   end of period         $4,619,927    $3,996,997    $4,274,995    $4,904,188

                             Actual**      Actual        Actual        Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*       1.01%**       1.89 %        1.84 %        0.64 %

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*       0.02%        (0.14)%**     (0.07)%       (0.05)%

PORTFOLIO TURNOVER RATE*       0.00%         2.95%**      16.23%         0.00%

TOTAL RETURN                  19.51%        16.17%         5.73%       (28.44)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2010 to April 30, 2011











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2011
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $582,034                           $  891,843

Cash                                                             108,044

Accrued Interest and Dividends                                       608

Prepaid Expenses                                                     167
                                                              ----------

Total assets                                                  $1,000,662
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     9,624
                                                              ----------


NET ASSETS

Net assets (equivalent to $15.61 per share
    based on 63,469.024 shares of stock outstanding)             991,038
                                                              ----------

Total Liabilities and Net Assets                              $1,000,662
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      63,469.024 Shares Outstanding                            $ 736,839

Accumulated net investment loss                                  (55,610)

Net unrealized appreciation on investments                       309,809
                                                              ----------

Net assets at April 30, 2010                                   $ 991,038
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2011 (UNAUDITED)


                                         Historical
Common Stocks - 100%	           Shares       Cost        Value


Electronics Components - 12.05%
  Astronics Corp.                  1,750  $  15,396     $ 45,500
  IEC Electronics Corp.            4,518      6,984       39,171
  TE Connectivity Ltd.             1,000     27,259       35,850
                                           --------     --------
                                             49,639     120,521
Electrical Equipment - 8.71%
  Corning, Inc.	 1,900	   21,673	   39,786
  General Electric Co.	 1,450        35,248	   29,653
  Ultralife Corporation	 4,000	   25,175	   17,600
                                           --------     --------
		   82,096	   87,039
Medical Products & Supplies - 7.74%
  Bristol-Myers Squibb Co.	1,000	   21,938	   28,100
  Greatbatch Technologies	   850	   18,984	   23,010
  Johnson & Johnson       400	   22,617       26,288
                                           --------     --------
		   63,539       77,398
Aerospace - 6.74%
  Harris Corporation	   500         24,989	   26,565
  Moog, Inc. Class A	   637	   15,976	   28,104
  Northrop Grumman	  200	     2,294	   12,722
                                           --------     --------
		   43,259	   67,391
Banking & Finance - 5.65%
  Community Bank System 	1,200	   23,452       30,024
  M &T Bank Corp.	   300	   29,839       26,511
                                           --------     --------
		   53,291       56,535
Railroads - 5.58%
  Genesee & Wyoming Class A	   900	    2,522	   55,782

Computers - Services - 5.20%
  Computer Task Group Inc.	 3,500	   11,872	   51,975

Real Estate & Related - 5.10%
  Home Properties Inc.	   400	    15,396	   25,360
  Sovran Self Storage	   600	    22,515	   25,668
                                           --------     --------
		    37,911	   51,028
Utilities - Natural Resources - 3.67%
  National Fuel Gas Co.	     500	   11,250	   36,650

Foods & Beverages - 3.36%
  Constellation Brands Inc.	  1,500	    15,118	  33,585

Computers - Software - 3.24%
  Oracle	    900	   12,070	   32,364

 Metal Fabrication & Hardware - 3.20%
  Graham Corp.	  1,400	   15,140	   32,032

 Automotive - 3.19%
  Monro Muffler Brake Inc.	  1,050	   12,443	   31,899

Retail - Specialty - 2.68%
  Fastenal Co.	   400	   13,954	   26,836

		Historical
	Shares	    Cost	Value

Commercial Services - 2.43%
  Harris Interactive, Inc.	 2,200	     6,273	    2,178
  Paychex, Inc.	    675	   17,332	  22,079
                                           --------     --------
		   23,605	  24,257
Steel - 2.34%
  Gibraltar Industries Inc.	 2,000	   25,111	  23,360

Computers - Hardware - 2.17%
  Dell Corporation	  1,400	  23,781	  21,658

Telecommunications - 1.49%
  Frontier Communications        	1,800	 19,077	  14,886

Office Equipment - 1.41%
  Xerox Corp.	 1,400     17,816         14,126

Computers - Distributors - 0.75%
  Ingram Micro	   400	  4,230            7,492

Packaging & Containers - 0.61%
  Mod Pac Corporation	1,130	  4,875	     6,118

Instruments - 0.52%
  Taylor Devices	 877	 4,394	     5,209

Health Care Service Provider - 0.42%
  VirtualScopics, Inc.      2,000	 2,981	     4,240

Photographic Equipment and Suppliers - 0.36%
  Eastman Kodak Co.	 1,300   25,332	     3,614

Airlines - 0.29%
  Southwest Airlines Co.	   250	 3,447  	     2,938

Machinery - 0.20%
  Columbus McKinnon Corp.	  100	 2,344	     2,000

Industrial Materials - 0.09%
  Servotronics, Inc.	  100          937	        910

Total Investments in Securities          582,034         891,843


Schwab Money Market - 10.81%                        108,044


Total Invested Assets	         $ 582,034      $999,887


GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2011 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace					$       67,391	    6.74%
Airlines					$         2,938	    0.29%
Automotive					$       31,899	    3.19%
Banking & Finance				$       56,535	    5.65%
Commercial Services			$       24,257	    2.43%
Computers - Distributors		$         7,492 	    0.75%
Computers - Hardware			$       21,658	    2.17%
Computers - Services			$       51,975	    5.20%
Computers - Software			$       32,364	    3.24%
Electrical Equipment			$       87,039	     8.71%
Electronics Components			$     120,521	   12.05%
Foods & Beverages				$       33,585	    3.36%
Health Care Service Provider		$         4,240	     0.42%
Industrial Materials			$            910	      0.09%
Instruments					$         5,209	    0.52%
Machinery					$         2,000	    0.20%
Medical Products & Supplies		$       77,398	  7.74%
Metal Fabrication & Hardware		$       32,032	    3.20%
Office Equipment				$       14,126	    1.41%
Packaging & Containers			$         6,118	    0.61%
Photographic Equipment & Suppliers	$         3,614	    0.36%
Railroads					$       55,782	    5.58%
Real Estate & Related			$       51,028	    5.10%
Retail - Specialty			$       26,836	    2.68%
Steel						$       23,360	    2.34%
Telecommunications			$       14,886	    1.49%
Utilities - Natural Resources	$       36,650	    3.67%
                                   --------------   --------
Total Equities				$     891,843       89.19%

Cash & Equivalents			$    108,044	  10.81%
                                   --------------   --------
Total Invested Assets			$    999,887	100.00%
                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2010 TO
APRIL 30, 2011, FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	                       4/2011       10/2010       10/2009       10/2008
INVESTMENT INCOME:
   Dividends               $ 3,405       $ 13,766       $14,568      $  4,826
EXPENSES:
   Management Fees	   5,767	     9,447        8,557	     3,422
   Reimbursement of
    Management Fees	          0	    (2,047)	 (1,909)	            0
   Legal and Professional	      720	     1,411	   1,647   	        707
   Director's Fees	   1,400	            0	   1,200	        650
   D&O/E&O	      495	        999 	      965	        319
  Fidelity Bond	          0	        107	      102	        102
   Taxes	      305	        566	      665	        300
   Telephone	      190	        154              95                   0
   Registration Fees	        75	     1,998	      651	        107
   Custodian Fees	   1,579            1,212	      587               702
   Dues and Subscriptions	      937	    1,207	   1,234	       216
                           --------      --------      --------     ---------
Total expense	11,468	  15,054	 13,794	    6,525
                           --------      --------      --------     ---------
Net investment income (loss)	(8,063)          (1,288)       774	  (1,699)
                           --------      --------      --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from securities
   transactions	     1,134	      (95)    (15,528)             (446)
   Unrealized appreciation (depreciation)
     during the period	 145,212    175,651     (13,899)       (134,961)
                           --------      --------      --------     ---------
   Net gain (loss)
    on investments	 146,346    175,556    (29,427)       (135,407)
                           --------      --------      --------     ---------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS         $ 138,283    $174,268   $(28,653)   $ (137,106)

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2010 TO APRIL 30, 2011, FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009
AND FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	                       4/2011       10/2010       10/2009       10/2008
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment
    income (loss)	$ (8,063)      $(1,288)     $      774	  $ (1,699)
   Net realized gain (loss) from
    securities transactions	     1,134	   (95)      (15,528)           (446)
   Net change in unrealized
    appreciation (depreciation)
    of investments	145,212        175,651       (13,899)     (134,961)
                           --------      --------      --------     ---------
Change in net assets
   from operations	138,283       174,268        (28,653)     (137,106)

CAPITAL SHARE TRANSACTIONS:
   Sales	   31,166       58,125	  12,297	   151,830
   Redemptions 	   (8,136)     (97,153)	 (60,725)          (7,102)
                           --------      --------      --------     ---------
Total capital share
    transactions	   23,030     (39,028)       (48,428)         144,728
                           --------      --------      --------     ---------
Increase (Decrease) in
     net assets	 161,313      135,240	 (77,081)	        7,622

NET ASSETS:
   Beginning of period	  829,725	694,485	771,566 	    763,944
   End of period	$991,038   $829,725     $694,485	  $771,566
The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2011 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2010 the Series has capital loss carryforwards of $16,069 which expire in seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009.

NOTE C - INVESTMENTS

For the period from November 1, 2010 to April 30, 2011, the Series purchased $4,394 of common stock. During the same period, the Series sold $1,375 of common stock.

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

For the four months ended October 31, 2008, the Series purchased
$179,389 of common stock. During the same period, the Series sold
$49,919 of common stock.

At April 30, 2011, the gross unrealized appreciation for all securities totaled $ 364,756 and the gross unrealized depreciation for all securities totaled $54,947, or a net unrealized appreciation of $309,809. The aggregate cost of securities for federal income tax purposes at April 30, 2011 was $582,034.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942 or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008 or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $119,091 and the gross unrealized depreciation for all securities totaled $116,247, or a net unrealized appreciation of $2,844. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $642,996.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2010 to April 30, 2011, the fiscal years ended October 31, 2010 and 2009, and the four months ended October 31, 2008, the fund paid investment advisory fees of $5,767, $ 7,400, $6,648, and $3,422 respectively.

On April 30, 2011 the fund had $993 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Balance at June 30, 2008				   59,214.456	$ 656,537

Shares sold during short period 2008             11,499.549      151,830
Shares redeemed during short period 2008           (701.804)      (7,102)

Balance at October 31, 2008                      70,012.201    $ 801,265

Shares sold during 2009                           1,278.357       12,297
Shares redeemed during 2009                      (6,022.385)     (60,725)

Balance at October 31, 2009                      65,268.173     $752,837

   Shares sold during 2010     	      4,648.388                58,125
   Shares redeemed during 2010         (8,041.491)                (97,153)

   Balance at October 31, 2010	     61,875.070              $ 713,809

   Shares sold during period      	      2,121.101                 31,166
   Shares redeemed during period         (527.147)           	   (8,136)

   Balance at April 30, 2011	     63,469.024              $ 736,839

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2010 TO APRIL 30, 2011,
FOR THE YEARS ENDED OCTOBER 31, 2010 AND 2009 AND
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	                       4/2011       10/2010       10/2009       10/2008
NET ASSET VALUE,
    beginning of period    $  13.41         10.64       $ 11.02      $  12.90

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
     (loss)                   (0.13)        (0.02)         0.01         (0.02)
  Net gain (loss) on
     securities both
     realized and
     unrealized                2.33          2.79         (0.39)        (1.86)
Total from investment
     Operations                2.20          2.77         (0.38)        (1.88)

DISTRIBUTIONS
    Dividends                  0.00          0.00          0.00          0.00

NET ASSET VALUE,
    end of period           $ 15.61         13.41        $10.64        $11.02

NET ASSETS, end of period  $991,038      $829,725      $694,485      $771,566

                             Actual**      Actual        Actual        Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*           1.24%**       2.00%         2.00%         0.79%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*         1.24%**       2.28%         2.28%         0.79%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*       (0.87)%**     (0.17)%      0.11%        (0.21)%

PORTFOLIO TURNOVER RATE*       0.15%**       1.00%       4.02%         6.07%

TOTAL RETURN                  21.56%        18.74%        (3.45)%      (26.93)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2010 to April 30, 2011.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/10     4/30/11 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,195.10	        1.01%	      $  5.50
Greater Western
   New York Series	  1,000.00	  1,215.60	        1.24%	      $  7.54
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        1.01%	      $  5.07
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.24%	      $  6.23

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2009 to April 30, 2010).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 50  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 52      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 51    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 51   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 51   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 51 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 66    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Michael J. Morris, 50	Director; Audit	Term of Office: N/A	Actuary			2		N/A
  72 Lovely Street		Committee	Length of Time		United Healthcare
  Unionville, CT 06085			Served: Since 1997


Lois Irwin, 59         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 50 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.


Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2010     10/31/2009

            Audit Fees              $10,750          $10,500

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 29, 2011



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 29, 2011